SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

SCHEDULE II

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

For the Years Ended December 31, 2022, 2021, and 2020

		Charged
	Balance at	(credited) to	Credited to		Balance at
	beginning of	costs and	other	(Deductions)	end of
Description	the period	expenses	accounts	Adjustments (1)	the period
	(in thousands)
Year ended December 31, 2022
Allowance for credit losses	$6,631	$(3,465)	$—	$(484)	$2,682
Tax valuation allowance	$190,334	$1,394	$(1,530)	$—	$190,198
Year ended December 31, 2021
Allowance for credit losses	$15,982	$(9,158)	$—	$(193)	$6,631
Tax valuation allowance	$189,253	$1,273	$(192)	$—	$190,334
Year ended December 31, 2020
Allowance for credit losses	$6,506	$9,441	$—	$35	$15,982
Tax valuation allowance	$193,788	$4,334	$(8,869)	$—	$189,253

(1)
Represents write-offs of allowance for credit losses and foreign exchange adjustments.